SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands		12 Months Ended
	Jan. 29, 2018 USD ($) shares	Dec. 31, 2017 USD ($) subsidary location	Mar. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Number of subsidiaries | subsidary		5
Goodwill impairment		$ 0
Total assets		1,962,624		$ 1,828,336
Loans, net		1,347,779		1,233,651
Total deposits		$ 1,676,320		$ 1,576,791
Core Deposits
Property, Plant and Equipment [Line Items]
Core deposit amortization period		10 years
Maximum | Bank Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life		40 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life		10 years
Maximum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Maximum | Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful life		4 years
Forecast | Accumulated Other Comprehensive Loss | Accounting Standards Update 2018-02
Property, Plant and Equipment [Line Items]
Cumulative effect of new accounting principle in period of adoption			$ (487)
Forecast | Retained Earnings | Accounting Standards Update 2018-02
Property, Plant and Equipment [Line Items]
Cumulative effect of new accounting principle in period of adoption			$ 487
Westbound Bank
Property, Plant and Equipment [Line Items]
Total assets		$ 228,000
Loans, net		160,300
Total deposits		$ 188,500
Westbound Bank
Property, Plant and Equipment [Line Items]
Number of branch locations acquired | location		4
Subsequent Event | Westbound Bank
Property, Plant and Equipment [Line Items]
Equity interests issued (in shares) | shares	900,000
Consideration paid	$ 6,400